Consolidated Statements of Shareholders' Equity £ in Millions	Issued capital [member] USD ($) shares	Other reserves [member] USD ($)	Warrant Reserves [member] USD ($)	Convertible loan note reserve [member] USD ($)	Retained earnings [member] USD ($)	Translation reserve [member] USD ($)	USD ($)	GBP (£)
Balance at Mar. 31, 2019	$ 111,741,860	$ 57,101	$ 30,242		$ (100,888,643)	$ (10,607,394)	$ 333,166
Balance, shares at Mar. 31, 2019 | shares	524,108,283
IfrsStatementLineItems [Line Items]
Issue of share capital	$ 965,171						965,171
Issuance of share capital, shares | shares	112,188,766
Options charge		36,340					36,340
Warrants charge	(627,047)		609,661				(17,386)
Total transactions	338,124	36,340	609,661				984,125
Loss for the period					(1,544,059)		(1,544,059)
Currency translation						86,654	86,654
Total comprehensive income					(1,544,059)	86,654	(1,457,405)
Balance at Mar. 31, 2020	$ 112,079,984	93,441	639,903		(102,432,702)	(10,520,740)	(140,114)
Balance, shares at Mar. 31, 2020 | shares	636,297,049
IfrsStatementLineItems [Line Items]
Issue of share capital	$ 230,019						230,019
Issuance of share capital, shares | shares	36,269,253
Options charge		550,138					550,138
Options exercised	$ 15,870	(1,515)			1,515		15,870
Options exercised, shares | shares	250,000
Options forfeiture		(5,751)					(5,751)
Warrants charge	(138,305)		221,311				83,006
Convertible loan note conversion	(558,396)			8,151,777			7,593,382
Convertible loan note interest				219,059	(219,059)
Total transactions	(450,811)	542,872	221,311	8,370,836	(217,544)		8,466,664
Loss for the period					(3,353,507)		(3,353,507)
Currency translation						346,365	346,365
Total comprehensive income					(3,353,507)	346,365	(3,007,142)
Balance at Mar. 31, 2021	$ 111,629,173	636,313	861,214	8,370,836	(106,003,753)	(10,174,375)	5,319,408
Balance, shares at Mar. 31, 2021 | shares	672,816,302
IfrsStatementLineItems [Line Items]
Convertible loan note and warrant interest			546,318	444,918	(991,236)
Transfer between equity reserves			594,190	(594,190)
Options charge		1,737,876					1,737,876
Options forfeiture		(19,149)					(19,149)
Warrants Exercised	$ 3,470,940		(2,010,030)				1,460,910
Warrants exercised, shares | shares	386,512,756
Warrants charge			61,721				61,721
Convertible loan note conversion	$ 8,876,397			(8,876,397)
Convertible debt conversion, shares | shares	315,086,410
Total transactions	$ 12,347,337	1,718,727	(807,801)	(8,370,836)	(991,236)		3,896,191
Total transactions, shares | shares	701,599,166
Loss for the period					(5,431,045)		(5,431,045)	£ (4.0)
Currency translation						(837,152)	(837,152)
Total comprehensive income					(5,431,045)	(837,152)	(6,268,197)
Currency translation on Convertible Loan note conversion				654,833			654,833
Balance at Mar. 31, 2022	$ 123,976,510	$ 2,355,040	$ 53,413		$ (112,426,034)	$ (11,011,527)	$ 2,947,402
Balance, shares at Mar. 31, 2022 | shares	1,374,415,468